CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 133,400	$ 4,047
Accounts receivable, net	377,240	191,943
Prepaid expenses and other current assets	5,763	3,812
TOTAL CURRENT ASSETS	516,403	199,802
Property and equipment, net	14,779	6,625
Deferred taxes, net	1,778	1,171
Other assets, non-current	4,636	2,633
TOTAL ASSETS	537,596	210,231
Current liabilities:
Accounts payable	321,163	108,461
Accrued expenses and other current liabilities	22,973	10,439
TOTAL CURRENT LIABILITIES	344,136	118,900
Debt, net	25,847	44,888
Convertible preferred stock warrant liabilities		6,927
Other liabilities, non-current	3,233	1,170
TOTAL LIABILITIES	373,216	171,885
Commitments and contingencies (Note 13)
Convertible preferred stock, par value $0.000001; 68,521 shares authorized, 66,330 shares issued and outstanding as of December 31, 2015; liquidation preference of $27,997 as of December 31, 2015; zero shares authorized, issued and outstanding as of December 31, 2016		24,204
STOCKHOLDERS' EQUITY
Preferred stock, par value $0.000001; zero shares authorized, issued and outstanding as of December 31, 2015; 100,000 shares authorized, zero shares issued and outstanding as of December 31, 2016
Common stock, par value $0.000001; zero and 1,000,000 Class A shares authorized, zero and 10,071 shares issued and outstanding as of December 31, 2015 and 2016, respectively; 130,000 and 95,000 Class B shares authorized, 10,884 and 29,060 shares issued and outstanding as of December 31, 2015 and 2016, respectively	0	0
Additional paid in capital	179,198	1,039
Retained earnings (accumulated deficit)	(14,818)	13,103
TOTAL STOCKHOLDERS' EQUITY	164,380	14,142
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	$ 537,596	$ 210,231